Stock Options (Details 2) (USD $)	12 Months Ended	0 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012	May 01, 2012	Dec. 31, 2011	Dec. 31, 2014
Stock options activity
Exercised (in shares)	(317,600)
Weighted Average Exercise Price
Exercised (in dollars per share)	$ 1.60
Stock options | 2003 Plan
Stock options activity
Outstanding at the beginning of the period (in shares)				904,400
Granted (in shares)		50,000	767,000
Exercised (in shares)				(239,300)
Forfeited (in shares)				(27,900)
Outstanding at the end of the period (in shares)				637,200
Vested and expected to vest at the end of the period (in shares)				596,240
Exercisable at the end of the period (in shares)				560,550
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)				$ 2.14
Exercised (in dollars per share)				$ 2.22
Forfeited (in dollars per share)				$ 2.37
Outstanding at the end of the period (in dollars per share)				$ 2.09
Vested and expected to vest at the end of the period (in dollars per share)				$ 2.08
Exercisable at the end of the period (in dollars per share)				$ 2.06
Aggregate Intrinsic Value
Outstanding at the beginning of the period				$ 3,603,712
Vested and expected to vest at the end of the period (in dollars)				1,880,498
Exercisable at the end of the period				1,778,282
Outstanding at the end of the period				$ 1,997,644